Shareholder Report, Holdings (Details)	Sep. 30, 2024
Fidelity Emerging Markets Equity Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Emerging Markets Equity Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Emerging Markets Equity Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Emerging Markets Equity Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Emerging Markets Equity Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Emerging Markets Equity Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Equity Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Emerging Markets Equity Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Emerging Markets Equity Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Emerging Markets Equity Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Emerging Markets Equity Central Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Emerging Markets Equity Central Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Emerging Markets Equity Central Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Emerging Markets Equity Central Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Emerging Markets Equity Central Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Emerging Markets Equity Central Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Emerging Markets Equity Central Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Emerging Markets Equity Central Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Emerging Markets Equity Central Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Emerging Markets Equity Central Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Emerging Markets Equity Central Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Emerging Markets Equity Central Fund | China
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Fidelity Emerging Markets Equity Central Fund | India
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Emerging Markets Equity Central Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Emerging Markets Equity Central Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Emerging Markets Equity Central Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Emerging Markets Equity Central Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Emerging Markets Equity Central Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Emerging Markets Equity Central Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Emerging Markets Equity Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Emerging Markets Equity Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Emerging Markets Equity Central Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Emerging Markets Equity Central Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Emerging Markets Equity Central Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Emerging Markets Equity Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Floating Rate Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Floating Rate Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Floating Rate Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Floating Rate Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Floating Rate Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Floating Rate Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Floating Rate Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Floating Rate Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Floating Rate Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Floating Rate Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Floating Rate Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Floating Rate Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Floating Rate Central Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Fidelity Floating Rate Central Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Floating Rate Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Floating Rate Central Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Floating Rate Central Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Floating Rate Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Floating Rate Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Floating Rate Central Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Floating Rate Central Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Floating Rate Central Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Floating Rate Central Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Floating Rate Central Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Floating Rate Central Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Floating Rate Central Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Floating Rate Central Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Floating Rate Central Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Floating Rate Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Floating Rate Central Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Fidelity Floating Rate Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Floating Rate Central Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Floating Rate Central Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Floating Rate Central Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity International Equity Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity International Equity Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity International Equity Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Equity Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Equity Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity International Equity Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Equity Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Equity Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Equity Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Equity Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Equity Central Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity International Equity Central Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity International Equity Central Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity International Equity Central Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity International Equity Central Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity International Equity Central Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity International Equity Central Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity International Equity Central Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity International Equity Central Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Equity Central Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity International Equity Central Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Equity Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity International Equity Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity International Equity Central Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity International Equity Central Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity International Equity Central Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity International Equity Central Fund | France
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity International Equity Central Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity International Equity Central Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity International Equity Central Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity International Equity Central Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity International Equity Central Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity International Equity Central Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity International Equity Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Real Estate Equity Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Real Estate Equity Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Real Estate Equity Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Real Estate Equity Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Real Estate Equity Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Real Estate Equity Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Real Estate Equity Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Real Estate Equity Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Real Estate Equity Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Real Estate Equity Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Real Estate Equity Central Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Real Estate Equity Central Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Real Estate Equity Central Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Real Estate Equity Central Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Real Estate Equity Central Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Real Estate Equity Central Fund | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Real Estate Equity Central Fund | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Real Estate Equity Central Fund | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Real Estate Equity Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Real Estate Equity Central Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Real Estate Equity Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%